FLOW-THROUGH SHARE PREMIUM LIABILITY - Disclosure of liability related to premium on flow-through shares (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure of Flow Through Share Premium Liability [Line Items]
Beginning balance	$ 12,303	$ 0
Liability incurred on flow-through shares issued		157,870
Settlement of flow-through share liability on incurred expenses	(12,303)	(145,567)
Ending balance	0	12,303
Issued on September 24, 2024 [Member]
Disclosure of Flow Through Share Premium Liability [Line Items]
Beginning balance	0	0
Liability incurred on flow-through shares issued		96,646
Settlement of flow-through share liability on incurred expenses	0	(96,646)
Ending balance	0	0
Issued on February 21, 2025 [Member]
Disclosure of Flow Through Share Premium Liability [Line Items]
Beginning balance	12,303	0
Liability incurred on flow-through shares issued		61,224
Settlement of flow-through share liability on incurred expenses	(12,303)	(48,921)
Ending balance	$ 0	$ 12,303